UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                   San Francisco, CA                   2/04/2009
---------------                   -----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           85
                                         -----------
Form 13F Information Table Value Total:     $156,286
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Laboratories            COM              002824100     2860   53580 SH       SOLE                0  53580    0
Aceto Corp                     COM              004446100      136   13580 SH       SOLE                0  13580    0
Activision Blizzard Inc        COM              00507V109     1537  177925 SH       SOLE                0 177925    0
Aegean Marine Petroleum Networ COM              Y0017S102     2757  162545 SH       SOLE                0 162545    0
Allergan Inc                   COM              018490102     1719   42640 SH       SOLE                0  42640    0
Amazon com Inc                 COM              023135106     1492   29100 SH       SOLE                0  29100    0
American Superconductor Corp   COM              030111108      192   11780 SH       SOLE                0  11780    0
American Tower Corp Cl A       COM              029912201     3039  103645 SH       SOLE                0 103645    0
Amgen Inc                      COM              031162100     1464   25345 SH       SOLE                0  25345    0
Apple Inc                      COM              037833100     3527   41325 SH       SOLE                0  41325    0
Applied Materials Inc          COM              038222105     2803  276745 SH       SOLE                0 276745    0
Atheros Communications         COM              04743P108      521   36440 SH       SOLE                0  36440    0
Bill Barrett Corp              COM              06846n104      599   28345 SH       SOLE                0  28345    0
Biogen Idec Inc.               COM              09062X103     1777   37300 SH       SOLE                0  37300    0
Blackrock Inc                  COM              09247X101     1662   12390 SH       SOLE                0  12390    0
Bristol Myers Squibb Co        COM              110122108     1534   65977 SH       SOLE                0  65977    0
Broadcom Corp-Cl A             COM              111320107     3776  222535 SH       SOLE                0 222535    0
CVS Caremark Corp              COM              126650100     2257   78545 SH       SOLE                0  78545    0
Celgene Corp                   COM              151020104     2407   43545 SH       SOLE                0  43545    0
Central Euro Distribution Corp COM              153435102      877   44535 SH       SOLE                0  44535    0
Cephalon Inc.                  COM              156708109     2315   30045 SH       SOLE                0  30045    0
Chesapeake Energy Corp         COM              165167107      309   19090 SH       SOLE                0  19090    0
Cisco Systems Inc              COM              17275R102     2883  176885 SH       SOLE                0 176885    0
Colgate-Palmolive Co           COM              194162103     3649   53235 SH       SOLE                0  53235    0
Concur Technologies Inc.       COM              206708109     1082   32960 SH       SOLE                0  32960    0
Corning Inc                    COM              219350105      672   70545 SH       SOLE                0  70545    0
Cybersource Corp               COM              23251J106      145   12090 SH       SOLE                0  12090    0
Dreamworks Animation SKG-A     COM              26153C103     2318   91760 SH       SOLE                0  91760    0
E M C Corp Mass                COM              268648102     3225  308030 SH       SOLE                0 308030    0
FMC Corp                       COM              302491303     2498   55850 SH       SOLE                0  55850    0
Financial Select Sector SPDR   COM              81369Y605     1702  135925 SH       SOLE                0 135925    0
Genentech Inc                  COM              368710406     3525   42510 SH       SOLE                0  42510    0
General Electric Co            COM              369604103     2583  159440 SH       SOLE                0 159440    0
General Mills Inc              COM              370334104     1654   27225 SH       SOLE                0  27225    0
Genzyme Corp General Division  COM              372917104     2304   34710 SH       SOLE                0  34710    0
Gilead Sciences Inc            COM              375558103     2403   46995 SH       SOLE                0  46995    0
Goldman Sachs Group Inc        COM              38141G104     1875   22215 SH       SOLE                0  22215    0
Google                         COM              38259P508     3703   12037 SH       SOLE                0  12037    0
Guess? Inc                     COM              401617105      484   31525 SH       SOLE                0  31525    0
Harmonic Lightwaves Inc        COM              413160102     1353  241125 SH       SOLE                0 241125    0
Harsco Corp.                   COM              415864107     2782  100490 SH       SOLE                0 100490    0
Hewlett-Packard Co             COM              428236103     4251  117150 SH       SOLE                0 117150    0
Intel Corp                     COM              458140100     3227  220120 SH       SOLE                0 220120    0
International Business Machine COM              459200101     3495   41526 SH       SOLE                0  41526    0
Joy Global Inc.                COM              481165108     2138   93405 SH       SOLE                0  93405    0
Juniper Networks Inc           COM              48203R104     1684   96180 SH       SOLE                0  96180    0
Kohl's Corp                    COM              500255104     2356   65090 SH       SOLE                0  65090    0
Kroger Co.                     COM              501044101     3764  142515 SH       SOLE                0 142515    0
McAfee Inc                     COM              579064106     1167   33765 SH       SOLE                0  33765    0
McDonalds Corp                 COM              580135101     3305   53140 SH       SOLE                0  53140    0
Microsemi                      COM              595137100      385   30475 SH       SOLE                0  30475    0
Monsanto Corp                  COM              61166w101     2267   32225 SH       SOLE                0  32225    0
Netezza Corp                   COM              64111N101       77   12030 SH       SOLE                0  12030    0
Neutral Tandem Inc             COM              64128B108      914   56380 SH       SOLE                0  56380    0
Newfield Exploration Co        COM              651290108      257   13030 SH       SOLE                0  13030    0
Norfolk Southern Corp          COM              655844108     2085   44310 SH       SOLE                0  44310    0
Noven Pharmaceuticals Inc      COM              670009109      189   17170 SH       SOLE                0  17170    0
NuVasive Inc                   COM              670704105      450   12975 SH       SOLE                0  12975    0
Oracle Corp                    COM              68389X105     3905  220230 SH       SOLE                0 220230    0
Perrigo Co                     COM              714290103     2768   85675 SH       SOLE                0  85675    0
PetroQuest Energy Inc          COM              716748108       68   10020 SH       SOLE                0  10020    0
Philip Morris International    COM              718172109     2792   64165 SH       SOLE                0  64165    0
Potash Corp of Saskatchewan In COM              73755L107     1960   26770 SH       SOLE                0  26770    0
Qualcomm Inc                   COM              747525103     2469   68920 SH       SOLE                0  68920    0
Ralcorp Holdings Inc           COM              751028101     2437   41730 SH       SOLE                0  41730    0
Range Resources Corp           COM              75281A109      877   25505 SH       SOLE                0  25505    0
Research In Motion             COM              760975102     1209   29785 SH       SOLE                0  29785    0
Safeway Inc                    COM              786514208     3184  133950 SH       SOLE                0 133950    0
Schlumberger LTD               COM              806857108     2292   54135 SH       SOLE                0  54135    0
Sensient Technologies Corp     COM              81725T100      202    8470 SH       SOLE                0   8470    0
Silicon Laboratories Inc       COM              826919102      593   23915 SH       SOLE                0  23915    0
Stericycle Inc.                COM              858912108     1544   29655 SH       SOLE                0  29655    0
Sunpower Corp Cl A             COM              867652109     1617   43715 SH       SOLE                0  43715    0
Syniverse Holdings Inc         COM              87163F106      326   27330 SH       SOLE                0  27330    0
Transocean Ltd                 COM              H8817H100     1807   38245 SH       SOLE                0  38245    0
United States Steel Corp       COM              912909108      473   12705 SH       SOLE                0  12705    0
United Technologies Corp       COM              913017109     2975   55510 SH       SOLE                0  55510    0
Vasco Data Security Intl       COM              92230Y104      120   11640 SH       SOLE                0  11640    0
Walt Disney Co Holding Co      COM              254687106     2273  100175 SH       SOLE                0 100175    0
Weatherford International Ltd  COM              G95089101      943   87155 SH       SOLE                0  87155    0
Websense Inc                   COM              947684106      491   32770 SH       SOLE                0  32770    0
XTO Energy Inc                 COM              98385x106     2915   82659 SH       SOLE                0  82659    0
Yingli Green Energy Holding Co COM              98584B103      114   18770 SH       SOLE                0  18770    0
Yum! Brands Inc                COM              988498101     3262  103565 SH       SOLE                0 103565    0
iShares Russell 1000 Growth In COM              464287614      259    7000 SH       SOLE                0   7000    0